Segment Reporting (Tables)	12 Months Ended
Feb. 29, 2024
Segment Reporting [Abstract]
Schedule of Segment Information Provided to the Group CEO	The segment information provided to the Group CEO, for the reportable segments for the financial year ended February 29, 2024, February 28, 2023 and February 28, 2022 as follows:
Figures in Rand thousands	Cartrack	Carzuka	Karooooo Logistics	Total
February 29, 2024
Subscription revenue	3,522,816	–	12,989	3,535,805
Other revenue	90,879	–	–	90,879
Vehicle sales	–	274,787	–	274,787
Delivery service	–	–	304,040	304,040
Segment revenue	3,613,695	274,787	317,029	4,205,511

Segment operating profit/(loss)	1,069,313	(52,907)	26,096	1,042,502

Depreciation and amortization	640,419	5,386	2,337	648,142
Capital expenditure	923,579	317	3,672	927,568

February 28, 2023
Subscription revenue	3,003,931	–	6,141	3,010,072
Other revenue	72,709	–	–	72,709
Vehicle sales	–	250,845	–	250,845
Delivery service	–	–	173,441	173,441
Segment revenue	3,076,640	250,845	179,582	3,507,067

Segment operating profit/ (loss)	914,981	(37,813)	4,747	881,915

Depreciation and amortization	541,238	2,133	1,560	544,931
Capital expenditure	605,716	12,074	8,519	626,309

February 28, 2022
Subscription revenue	2,565,745	–	2,420	2,568,165
Other revenue	71,055	–	–	71,055
Vehicle sales	–	67,310	–	67,310
Delivery service	–	–	39,621	39,621
Segment revenue	2,636,800	67,310	42,041	2,746,151

Segment operating profit/ (loss)	715,336	(13,302)	(2,909)	699,125

Depreciation and amortization	497,161	97	101	497,359
Capital expenditure	594,171	1,916	363	596,450

Schedule of Reconciliation of Information on Reportable Segments to Amounts Reported in Consolidated Financial Statements	Reconciliation of information on reportable segments to the amounts reported in consolidated financial statements
	Year ended February 29/28
Figures in Rand thousands	2024	2023	2022
Total segment operating profits	1,042,502	881,915	699,125
IPO costs	–	–	(10,288)
Finance income	39,418	23,255	6,083
Finance cost	(15,822)	(10,095)	(12,331)
Fair value changes to derivative assets	(388)	(971)	(506)
Consolidated profit before taxation	1,065,710	894,104	682,083

Schedule of Information about Geographical Areas	Information about geographical areas:
	As of February 29/28
Non-current operating assets[1]	2024	2023

South Africa	1,714,719	1,417,103
Africa-Other	154,777	116,463
Europe	355,904	270,379
Asia-Pacific[2], Middle East & USA	498,361	380,436
	2,723,761	2,184,381
1	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
2	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 226.2 million (2023: ZAR 140.0 million).